Short-Term Investments (Details) - Schedule of Continuity of Short-Term Investments - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Continuity of Short Term Investments [Abstract]
Balance beginning	$ 192,398	$ 143,914
Gain (Loss) on fair value change	5,977	48,484
Balance ending	$ 198,375	$ 192,398